Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Enterprise income tax, uniform rate	25.00%	25.00%	25.00%
Net operating loss carry forwards	$ 111,130
Minimum [Member]
Income Tax [Line Items]
Net operating tax loss carry forwards, expiration period	2019
Maximum
Income Tax [Line Items]
Net operating tax loss carry forwards, expiration period	2022
PRC Enterprise Income Tax Law
Income Tax [Line Items]
Enterprise income tax, uniform rate	25.00%
Withholding income tax rate on dividends distributed by foreign investment enterprise	10.00%